Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated October 23, 2013
to the
Dearborn Partners Rising Dividend Fund
Prospectus and Summary Prospectus
dated April 10, 2013

This supplement amends the Prospectus and Summary Prospectus of the Dearborn Partners Rising Dividend Fund dated April 10, 2013, as previously amended.

Effective immediately, the Fund has amended its sales charge breakpoints on purchases of Class A shares in amounts of $500,000 or more.  The following section on Page 1 of the Prospectus and Summary Prospectus is replaced in its entirety by the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 11 of this Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 26 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed within 12 months of purchase)(1)	1.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(2)	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	1.71%	2.46%	1.46%
Less: Fee Waiver and/or Expense Reimbursement	-0.21%	-0.21%	-0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.50%	2.25%	1.25%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $500,000 or more that are redeemed within 12 months of purchase.

(2)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(3)
Pursuant to an operating expense limitation agreement between Dearborn Partners, L.L.C., the Fund’s investment adviser (the “Adviser”), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, brokerage commissions, and extraordinary expenses) do not exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A shares, Class C shares and Class I shares, respectively, through at least April 10, 2016.  The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

The table detailing the Fund’s breakpoints on purchase of Class A shares, and related text on Page 10 of the Prospectus are replaced in their entirety by the following:

You do not pay a sales charge on purchases of Class A shares in amounts of $500,000 or more, however, you may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem these shares within 12 months of purchase.  In addition, there is no sales charge on subsequent Class A share purchases if the aggregate value of your Class A and Class C accounts exceeds $500,000 and you have elected to either (1) maintain your Class C account and make subsequent investments in Class A shares, or (2) exchange (without tax implications) all or a portion of your Class C shares for Class A shares and make subsequent investments in Class A shares.

Without a reduction or waiver, the price that you pay when you buy Class A shares (the “offering price”) is their net asset value (“NAV”) plus a sales charge (sometimes called a “front-end sales charge” or “load”), which varies depending upon the size of your purchase.  The sales charge for Class A shares of the Fund is calculated as follows:(1)

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $50,000(2)	5.00%	5.26%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.50%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 or more(3)(4)	0.00%	0.00%	0.00%

(1)
The offering price is calculated to two decimal places using standard rounding criteria.  As a result, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2)	The minimum initial investment for Class A shares of the Fund is $5,000.

(3)	There is no front-end sales charge for purchases of Class A shares of $500,000 or more. However, a CDSC of 1.00% may be applied to redemptions of Class A shares within one year of purchase.

(4)	A finder’s fee of 1.00% may be paid directly or indirectly by the Adviser to the dealer on investments of $500,000 or more.

The following paragraphs on page 10 of the Prospectus are replaced in their entirety by the following:

Class C Shares. Class C shares of the Fund are offered for sale at NAV, without the imposition of a sales charge.  Class C shareholders pay higher annual expenses than Class A and Class I shares.  Redemptions of Class C shares may be subject to a CDSC if you redeem these shares within one year of purchase.

Investors are not permitted to purchase $500,000 or more of Class C shares as a single investment per account.  There may be certain exceptions to this restriction for omnibus and other nominee accounts. In these instances, investors may want to consider the lower operating expense of Class A shares.

Class C Contingent Deferred Sales Charges
Months since purchase	CDSC on Shares Being Sold
12	1.00%
Thereafter	0.00%

The following paragraphs on Page 12 of the Prospectus are replaced in their entirety by the following:

Investments of $500,000 or More.  There is no initial sales charge on a lump sum Class A share purchase of $500,000 or more, nor on any purchase into a Class A account with an accumulated value of $500,000 or more.  However, if you have taken advantage of this waiver and redeem your shares within 12 months of purchase, there is a CDSC of 1.00% imposed on such shares based on the lesser of original cost or current market value.  However, the CDSC will not apply if you are otherwise entitled to a waiver of the initial sales charge as listed in “Initial Sales Charge Waivers” below.  Also, the CDSC will not apply if you are entitled to a waiver as listed in “Contingent Deferred Sales Charges Waivers,” below.

2

Initial Sales Charge Waivers.  Sales charges for Class A shares may be waived under certain circumstances for some investors or for certain purchases.  You will not have to pay a sales charge on purchases of Class A shares if:

•	you are an affiliate of the Adviser or any of its or the Fund’s officers, directors, trustees, employees or retirees;

•	you are a registered representative of any broker-dealer authorized to sell Fund shares, subject to the internal policies and procedures of the broker-dealer;

•
you are a member of the immediate family of any of the foregoing (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons);

•	you are a fee-based registered investment adviser, financial planner, bank trust department or registered broker-dealer and are purchasing shares on behalf of your customers;

•
you are purchasing shares for retirement (not including IRA accounts) and deferred compensation plans or the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Code, and “rabbi trusts”), for which an affiliate of the Adviser acts as trustee or administrator;

•	you are purchasing shares for a 401(k), 403(b) or 457 plan, and profit sharing and pension plans that invest $500,000 or more or have more than 100 participants;

•	you are a current shareholder whose aggregate investment in Class A shares of the Fund exceeds $500,000 subject to the conditions noted above; or

•	you are an individual on certain accounts under investment programs managed by the Adviser.

The following paragraph on Page 13 of the Prospectus is replaced in its entirety by the following:

Contingent Deferred Sales Charge Waivers.  For Class A shares, a CDSC is imposed on shares purchased at the $500,000 breakpoint (as described in “Sales Charge on Class A Shares,” above) that are redeemed within 12 months of purchase.  In the case of a partial redemption, the first shares redeemed are any reinvested shares.  After that, shares are always redeemed on a “first in first out” basis. If the first shares redeemed have been held for longer than 12 months from the date of purchase, then no sales charge is imposed on the redemption.  The sales charge is imposed on a lot by lot basis on the market value or initial purchase price, whichever is lower.  This deferred sales charge may be waived under certain circumstances such as:

•	death of the shareholder;
•	divorce, where there exists a court decree that requires redemption of the shares;
•	return of IRA excess contributions;
•	shares redeemed by the Fund due to low balance or other reasons;
•	required minimum distributions at age 70½ (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Fund); and
•	other circumstances under the Adviser’s discretion.

Please retain this supplement with your Prospectus and Summary Prospectus

3

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated October 23, 2013
to the
Dearborn Partners Rising Dividend Fund
Statement of Additional Information (“SAI”) dated April 10, 2013

This supplement amends the SAI of the Dearborn Partners Rising Dividend Fund dated April 10, 2013.

The “Portfolio Holdings Information” section beginning on Page B-24 of the SAI is replaced in its entirety by the following:

The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Adviser has also adopted the Portfolio Holdings Policies.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Adviser and the Board of Trustees have considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Adviser and the Board of Trustees have also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund.  After due consideration, the Adviser and the Board of Trustees have determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board of Trustees also authorized the Adviser or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Fund’s portfolio holdings: (1) by overseeing the implementation and enforcement of the Portfolio Holdings Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the CCO; (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act); and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board of Trustees reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In the event of a conflict between the interests of the Fund and the interests of the Adviser, or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO of the Adviser or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund Accountant; the Custodian; the Transfer Agent; the Fund’s independent registered public accounting firm; counsel to the Fund or the Board of Trustees (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when the Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  Currently, between the 5th and 10th business day of the month following a calendar quarter, the Fund provides its quarterly portfolio holdings to rating and ranking organizations, including Lipper, a Thomson Reuters company, Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc.  Portfolio holdings information may be separately provided to any person, at the same time that it is filed with the SEC or one day after it is first published on the Fund’s website.  Portfolio holdings disclosure may be approved under the Portfolio Holdings Policies by the Trust’s CCO, Treasurer or President.

In addition, the Fund posts its top ten holdings to the website on or after the twelfth business day following a quarter end.

In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

The following table and related text on Page B-26 of the SAI are replaced in their entirety by the following:

Sales Charges on Class A Shares
If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The sales charge for Class A shares of the Fund is calculated as follows:(1)

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $50,000(2)	5.00%	5.26%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.50%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 or more(3)(4)	0.00%	0.00%	0.00%

(1)
The offering price is calculated to two decimal places using standard rounding criteria.  As a result, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2)	The minimum initial investment for Class A shares of the Fund is $5,000.

(3)	There is no front-end sales charge for purchases of Class A shares of $500,000 or more. However, a CDSC of 1.00% may be applied to redemptions of Class A shares within one year of purchase.

(4)	A finder’s fee of 1.00% may be paid directly or indirectly by the Adviser to the dealer on investments of $500,000 or more.

The following paragraph on page B-26 of the SAI is replaced in its entirety by the following:

Class A Sales Charge Reductions and Waivers
Maximum Investment in Class C Shares and Subsequent Class A Share Purchase.  The maximum investment in Class C shares is $500,000.  If a shareholder’s investment in Class C shares exceeds $500,000 (either through additional investments or the appreciation of your investments), the shareholder will have the option to either (1) maintain his/her Class C shares and make subsequent investments in a new Class A shares account, or (2) exchange (without tax implications) all or a portion of his/her Class C shares for Class A shares and make subsequent investments in Class A shares.  If a shareholder elects to exchange his/her Class C shares for Class A shares, the exchange will be subject to a 1.00% CDSC on any Class C shares the shareholder has owned for less than 12 months.  In either case, subsequent investments in Class A shares will not incur a sales charge, provided that the shareholder’s aggregate investment in Class A and Class C shares exceeds $500,000.  If applicable to a shareholder’s account, the shareholder will be notified of more detailed information regarding these options.  If the shareholder does not respond or does not elect one of the foregoing options once an investment in Class C shares exceeds $500,000, the shareholder’s Class C shares account will be maintained but any subsequent investment by the shareholder will automatically be invested in Class A shares.

The following paragraphs on page B-27 of the SAI are replaced in their entirety by the following:

Investments of $500,000 or More.  There is no initial sales charge on a lump sum Class A share purchase of $500,000 or more, nor on any purchase into a Class A account with an accumulated value of $500,000 or more.  However, if you have taken advantage of this waiver and redeem your shares within 12 months of purchase, there is a CDSC of 1.00% imposed on such shares based on the lesser of original cost or current market value.  However, the CDSC will not apply if you are otherwise entitled to a waiver of the initial sales charge as listed in “Initial Sales Charge Waivers” below.  Also, the CDSC will not apply if you are entitled to a waiver as listed in “Contingent Deferred Sales Charges Waivers,” below.

Initial Sales Charge Waivers.  Sales charges for Class A shares may be waived under certain circumstances for some investors or for certain purchases.  You will not have to pay a sales charge on purchases of Class A shares if:

•	you are an affiliate of the Adviser or any of its or the Fund’s officers, directors, trustees, Sub-Advisers, employees or retirees;

•	you are a registered representative of any broker-dealer authorized to sell Fund shares, subject to the internal policies and procedures of the broker-dealer;

•
you are a member of the immediate families of any of the foregoing (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons);

•	you are a fee-based registered investment adviser, financial planner, bank trust department or registered broker-dealer and are purchasing shares on behalf of your customers;

•
you are purchasing shares for retirement (not including IRA accounts) and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and “rabbi trusts”), for which an affiliate of the Adviser acts as trustee or administrator;

•	you are purchasing shares for a 401(k), 403(b) and 457 plans, and profit sharing and pension plans that invest $500,000 or more or have more than 100 participants;

•	you are a current shareholder whose aggregate investment in Class A shares of the Fund exceeds $500,000; or

•	you are an individual on certain accounts under investment programs managed by the Adviser.

To receive a reduction in your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial adviser or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced sales charge.  Your investment professional or financial institution must notify the Fund if your share purchase is eligible for the sales load waiver.  Sales charges will not be applied to shares purchased by reinvesting distributions.

Contingent Deferred Sales Charge Waivers.  For Class A shares, a CDSC is imposed on shares purchased at the $500,000 breakpoint (as described in “Sales Charge on Class A Shares,” above) that are redeemed within 12 months of purchase.  In the case of a partial redemption, the first shares redeemed are any reinvested shares.  After that, shares are always redeemed on a “first in first out” basis. If the first shares redeemed have been held for longer than 12 months from the date of purchase, then no sales charge is imposed on the redemption.  The sales charge is imposed on a lot by lot basis on the market value or initial purchase price, whichever is lower.  This deferred sales charge may be waived under certain circumstances such as:

•	death of the shareholder;

•	divorce, where there exists a court decree that requires redemption of the shares;

•	return of IRA excess contributions;

•	shares redeemed by the Fund due to low balance or other reasons;

•	required minimum distributions at age 70½ (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Fund); and

•	other circumstances under the Adviser’s discretion.

Please retain this supplement with your SAI